BORROWINGS - Lines of Credit (Details) - Credit Facilities - USD ($) $ in Millions		12 Months Ended
	Jul. 20, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lines of Credit
Revolving line of credit, borrowings outstanding		$ 0.0
Credit Agreement
Lines of Credit
Revolving line of credit, term		5 years
Revolving line of credit, amount		$ 10,250.0
Revolving line of credit, term extension			1 year
Revolving line of credit, expiration date		Nov. 10, 2021
Revolving line of credit, expenses		$ 6.1	$ 5.5	$ 5.3
Revolving line of credit, additional amount		1,750.0
New Credit Agreements
Lines of Credit
Revolving line of credit, amount	$ 5,000.0
Revolving line of credit, expenses		$ 2.8
364-Day Credit Agreement
Lines of Credit
Revolving line of credit, term	364 days
Revolving line of credit, amount	$ 2,500.0
Three-Year Credit Agreement
Lines of Credit
Revolving line of credit, term	3 years
Revolving line of credit, amount	$ 2,500.0